FINANCIAL RISK MANAGEMENT - Additional Information (Details) S/ in Thousands	12 Months Ended
	Dec. 31, 2019 PEN (S/)	Dec. 31, 2018 PEN (S/)	Jan. 01, 2018 PEN (S/)
Disclosure of financial risks management [Line Items]
Regulatory capital requirement	S/ 25,732,000	S/ 25,063,900
Regulatory Capital Exceeds Minimum Regulatory Capital Required	4,151,600	4,658,100
Derivative financial assets	1,092,107	766,317	S/ 701,826
Derivative financial liabilities	1,040,282	715,804
Increase (decrease) in fair value of financial assets designated as measured at fair value through profit or loss, attributable to changes in credit risk of financial assets	12,600	15,400
Increase (decrease) in fair value of financial liability, attributable to changes in credit risk of liability	14,000	17,100
Net impact of debit valuation and credit valuation adjustments	3,200	200
Net unrealized gain of Level 3 financial instruments	S/ 1,900	S/ 2,300
Foreign exchange rate for buying and selling	3.314	3.373
Financial assets			164,228,539
Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Financial assets	S/ 1,186,300	S/ 1,281,500
Loans to commercial [Member]
Disclosure of financial risks management [Line Items]
Increase (decrease) in allowance account for credit losses of financial assets	S/ 124,700
Percentage of increase in allowance account for credit losses of financial assets	2.80%
Microbusiness loans [Member]
Disclosure of financial risks management [Line Items]
Percentage of increase in allowance account for credit losses of financial assets	3.22%
Consumer loans [Member]
Disclosure of financial risks management [Line Items]
Percentage of increase in allowance account for credit losses of financial assets	5.69%
Residential mortgage loans [Member]
Disclosure of financial risks management [Line Items]
Percentage of increase in allowance account for credit losses of financial assets	2.35%
Financial assets impaired [member]
Disclosure of financial risks management [Line Items]
Derivative financial assets			0
Financial assets			S/ 216,340
Financial assets impaired [member] | Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Financial assets	S/ 907,400	671,500
Past due but not impaired [Member] | Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Financial assets	160,300	270,300
Neither past due nor impaired [Member] | Renegotiated Credits [Member]
Disclosure of financial risks management [Line Items]
Financial assets	S/ 118,600	S/ 339,600